SONGS NDT 2 (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Cost	$ 675		$ 627
Gross unrealized gains	466		417
Gross unrealized losses	(10)		(10)
Estimated fair value	1,131		1,034
Proceeds from sales	601	[1]	685	[1]	723	[1]
Gross realized gains	11		26		21
Gross realized losses	(11)		(18)		(13)
Total Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Cost	430		381
Gross unrealized gains	21		8
Gross unrealized losses	(6)		(8)
Estimated fair value	445		381
Debt Securities Issued By The U.S. Treasury And Other U.S. Government Corporations And Agencies
Schedule of Available-for-sale Securities [Line Items]
Cost	103	[2]	116
Gross unrealized gains	6	[2]	3
Gross unrealized losses	0	[2]	(2)
Estimated fair value	109	[2]	117
Municipal Bonds
Schedule of Available-for-sale Securities [Line Items]
Cost	121	[3]	110
Gross unrealized gains	8	[3]	2
Gross unrealized losses	0	[3]	(1)
Estimated fair value	129	[3]	111
Other Debt Securities
Schedule of Available-for-sale Securities [Line Items]
Cost	206	[4]	155
Gross unrealized gains	7	[4]	3
Gross unrealized losses	(6)	[4]	(5)
Estimated fair value	207	[4]	153
Equity Securities
Schedule of Available-for-sale Securities [Line Items]
Cost	215		207
Gross unrealized gains	444		409
Gross unrealized losses	(4)		(2)
Estimated fair value	655		614
Cash And Cash Equivalents
Schedule of Available-for-sale Securities [Line Items]
Cost	30		39
Gross unrealized gains	1		0
Gross unrealized losses	0		0
Estimated fair value	$ 31		$ 39

[1]	Excludes securities that are held to maturity.
[2]	Maturity dates are 2016-2060.
[3]	Maturity dates are 2015-2047.
[4]	Maturity dates are 2015-2111.